Long-term debt (Schedule of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,287,536	$ 1,184,162
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	1,190,586	1,188,132	$ 1,185,805
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	$ 96,950	$ (3,970)	$ (5,531)